Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 50,336,551
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,699,080
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	25,666,561
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,950,542
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 20,368